Prepaid Expenses and Other Current Assets (Narrative) (Details) (ADS [Member], USD $) In Millions, unless otherwise specified	Oct. 31, 2014	Jan. 31, 2012
ADS [Member]
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Stock repurchase program, authorized amount	$ 200	$ 50